Management of financial risks, financial instruments, and other risks (Details 2) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments		$ 41,485	$ 101,318
Instruments Eligible As Capital		11,507	12,056
Repurchase Agreements		197,242	3,046
Borrowings And Financing		585,568	$ 147,243
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments		152
Instruments Eligible As Capital		(0)
Repurchase Agreements		197,242
Deposits In Electronic Money	[1]	1,531,753
Bank Receipt of Deposits RDB		13,589,341
Payables To Credit Card Network1		3,829,399
Borrowings And Financing		482
Other Derivative Financial Liabilities		19,148,369
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments		105
Instruments Eligible As Capital		(0)
Repurchase Agreements		(0)
Deposits In Electronic Money	[1]	(0)
Bank Receipt of Deposits RDB		207,839
Payables To Credit Card Network1		1,741,186
Borrowings And Financing		17,011
Other Derivative Financial Liabilities		1,966,141
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments		9,056
Instruments Eligible As Capital		(0)
Repurchase Agreements		(0)
Deposits In Electronic Money	[1]	(0)
Bank Receipt of Deposits RDB		336,218
Payables To Credit Card Network1		1,483,533
Borrowings And Financing		83,182
Other Derivative Financial Liabilities		1,911,989
Later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments		112
Instruments Eligible As Capital		14,742
Repurchase Agreements		(0)
Deposits In Electronic Money	[1]	(0)
Bank Receipt of Deposits RDB		145,100
Payables To Credit Card Network1		666
Borrowings And Financing		620,805
Other Derivative Financial Liabilities		781,425
Carrying Amount One [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments		9,425
Instruments Eligible As Capital		11,507
Repurchase Agreements		197,242
Deposits In Electronic Money	[1]	1,534,582
Bank Receipt of Deposits RDB		14,273,959
Payables To Credit Card Network1		7,054,783
Borrowings And Financing		585,568
Other Derivative Financial Liabilities		23,667,066
Gross Nominal Outflow [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	[2]	9,425
Instruments Eligible As Capital	[2]	14,742
Repurchase Agreements	[2]	197,242
Deposits In Electronic Money	[1],[2]	1,531,753
Bank Receipt of Deposits RDB	[2]	14,278,498
Payables To Credit Card Network1	[2]	7,054,784
Borrowings And Financing	[2]	721,480
Other Derivative Financial Liabilities	[2]	$ 23,807,923

[1]	In accordance with regulatory requirements, in guarantee of these deposits the Group has pledged reverse repurchase agreements and securities composed of Brazilian government bonds in the total amount of US$2,252,464 to the Brazilian Central Bank as of December 31, 2022 (US$2,271,585 as of December 31, 2021).
[2]	The gross nominal outflow was projected considering the exchange rate of Brazilian Reais, and Mexican and Colombian Pesos to US$ as of December 31, 2022 (R$5.2804, MXN19.4999 and COP4,852.50 per US$1) and the projected Brazilian CDI, obtained from B3's website, for the deposits.